Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The following relationship between executive compensation and our Company’s financial performance information is provided in accordance with the requirements of Item 402(v) of Regulation S-K (the “Regulation”). The table below summarizes compensation values as previously reported in our “Executive Compensation-Summary Compensation Table”, as well as the adjusted values required and calculated based on the Regulation for our fiscal years ended December 31, 2024, 2023 and 2022.

Fiscal Year	Summary Compensation Table Total for PEO(1)(3)	Compensation Actually Paid to PEO(4)	Average Summary Compensation Table Total for Non-PEO NEO(2)(3)	Average Compensation Actually Paid to Non-PEO NEO(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(5)	Net Loss(6)
2024	$219,288	$219,288	$294,893	$485,441	$41.58	$(38,007,757)
2023	$222,318	$222,318	$353,762	$148,748	$16.40	$(44,844,872)
2022	$228,451	$228,451	$570,287	$283,329	$17.04	$(73,241,805)
(1)	During the fiscal years 2024, 2023 and 2022, the principal executive officer (the “PEO”) was Eric Brock.
(2)	During the fiscal year 2024, the Non-PEO Named Executive Officers (“Non-PEO NEO”) was Neil Laird and Yishay Curelaru. Mr. Laird was appointed as an executive officer of the Company on June 21, 2024. During the fiscal year 2023, the Non-PEO NEO was Yishay Curelaru, Derek Reisfield and Reese Mozer. Mr. Curelaru was appointed as an executive officer of the Company on September 19, 2023. Mr. Mozer was appointed as an executive officer of the Company on February 14, 2023. During the fiscal year 2022, the Non-PEO NEO was Derek Reisfield. Mr. Reisfield was appointed as an executive officer of the Company on December 10, 2021.
(3)	The Summary Compensation Table Total Table (the “SCT”) represents the total compensation for each corresponding year in the “Total” column of the Executive Compensation - Summary Compensation Table for the PEO and the Non-PEO NEO, as applicable.
(4)	Compensation Actually Paid (the “CAP”) represents the amount calculated pursuant to the Regulation required adjustments to the reported SCT. For further details see the CAP table below.
(5)	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in our common stock on December 31, 2020. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the fiscal year, by our company’s share price at the beginning of the measurement period.
(6)	Represents the net loss reflected in our consolidated audited financial statements for the applicable year.

The following table represents the CAP calculation for the PEO and the NON-PEO NEO pursuant to the Regulation for the years ended December 31, 2024, 2023 and 2022.

Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
PEO	2024	$219,288	$-	$-	$219,288
	2023	$222,318	$-	$-	$222,318
	2022	$228,451	$-	$-	$228,451
NON-PEO NEO	2024	$294,893	$(36,939)	$227,487	$485,441
	2023	$353,762	$(137,220)	$(67,794)	$148,748
	2022	$570,287	$(332,800)	$45,842	$283,329
(a)	The Reported Value of Equity Awards represents the average of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The Equity Award Adjustments for each applicable year include the average addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Named Executive Officers, Footnote		During the fiscal years 2024, 2023 and 2022, the principal executive officer (the “PEO”) was Eric Brock.
PEO Total Compensation Amount	[1],[2]	$ 219,288	$ 222,318		$ 228,451
PEO Actually Paid Compensation Amount	[3]	$ 219,288	222,318		228,451
Adjustment To PEO Compensation, Footnote

The following table represents the CAP calculation for the PEO and the NON-PEO NEO pursuant to the Regulation for the years ended December 31, 2024, 2023 and 2022.

Named Executive Officer	Fiscal Year	Summary Compensation Table Total	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid
PEO	2024	$219,288	$-	$-	$219,288
	2023	$222,318	$-	$-	$222,318
	2022	$228,451	$-	$-	$228,451
NON-PEO NEO	2024	$294,893	$(36,939)	$227,487	$485,441
	2023	$353,762	$(137,220)	$(67,794)	$148,748
	2022	$570,287	$(332,800)	$45,842	$283,329
(a)	The Reported Value of Equity Awards represents the average of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The Equity Award Adjustments for each applicable year include the average addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	[2],[4]	$ 294,893	353,762		570,287
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 485,441	148,748		283,329
Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s TSR over the three fiscal year period from 2022 through 2024.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s Net Loss over the three fiscal year period from 2022 through 2024.

Total Shareholder Return Amount	[5]	$ 41.58	16.4		17.04
Net Income (Loss)	[6]	$ (38,007,757)	(44,844,872)		(73,241,805)
PEO Name		Eric Brock
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[8]
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(36,939)	(137,220)		(332,800)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 227,487	$ (67,794)	[8]	$ 45,842	[8]

[1]	During the fiscal years 2024, 2023 and 2022, the principal executive officer (the “PEO”) was Eric Brock.
[2]	The Summary Compensation Table Total Table (the “SCT”) represents the total compensation for each corresponding year in the “Total” column of the Executive Compensation - Summary Compensation Table for the PEO and the Non-PEO NEO, as applicable.
[3]	Compensation Actually Paid (the “CAP”) represents the amount calculated pursuant to the Regulation required adjustments to the reported SCT. For further details see the CAP table below.
[4]	During the fiscal year 2024, the Non-PEO Named Executive Officers (“Non-PEO NEO”) was Neil Laird and Yishay Curelaru. Mr. Laird was appointed as an executive officer of the Company on June 21, 2024. During the fiscal year 2023, the Non-PEO NEO was Yishay Curelaru, Derek Reisfield and Reese Mozer. Mr. Curelaru was appointed as an executive officer of the Company on September 19, 2023. Mr. Mozer was appointed as an executive officer of the Company on February 14, 2023. During the fiscal year 2022, the Non-PEO NEO was Derek Reisfield. Mr. Reisfield was appointed as an executive officer of the Company on December 10, 2021.
[5]	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of a hypothetical investment of $100 in our common stock on December 31, 2020. TSR is calculated by dividing the sum of the cumulative amount of dividends for the fiscal year, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the fiscal year, by our company’s share price at the beginning of the measurement period.
[6]	Represents the net loss reflected in our consolidated audited financial statements for the applicable year.
[7]	The Reported Value of Equity Awards represents the average of the amounts reported in the “Option Awards” and “Stock Awards” columns in the Summary Compensation Table for the applicable year.
[8]	The Equity Award Adjustments for each applicable year include the average addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.